S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 15, 2025 USD ($) $ / shares shares
White Pearl Group Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 350,000
Class B Ordinary Shares [Member] | White Pearl Group Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1,250,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Units [Member] | White Pearl Group Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	294,375
Price Paid or to be Paid for Securities, Total Amount	$ 2,943,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Working Capital Loans [Member] | White Pearl Group Limited [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,150,000